THE ALGER FUNDS

Alger Mid Cap Growth Fund

Alger Small Cap Growth Fund

Alger Growth Opportunities Fund

Alger Health Sciences Fund

Supplement dated February 12, 2015 to the

Retail Prospectus dated March 1, 2014

As supplemented to date

The following replaces the information under the heading “Management” on page 17 of the Alger Mid Cap Growth Fund Prospectus:

Investment Manager: Fred Alger Management, Inc.

Portfolio Managers:

Ankur Crawford, Ph.D.	Teresa McRoberts	Brian Schulz, CFA
Senior Vice President	Senior Vice President,	Senior Vice President,
Senior Analyst	Senior Analyst and	Senior Analyst and
Portfolio Manager	Portfolio Manager	Portfolio Manager
Since November 2010	Since February 2015	Since February 2013

Alex Goldman	Michael Melnyk, CFA	Christopher R. Walsh,CFA
Senior Vice President,	Senior Vice President,	Senior Vice President,
Senior Analyst and	Senior Analyst and	Senior Analyst and
Portfolio Manager	Portfolio Manager	Portfolio Manager
Since February 2013	Since February 2013	Since February 2013

The following replaces the entry under the heading “Management” on page 27 of the Alger Small Cap Growth Fund Prospectus:

Portfolio Managers:

Jill Greenwald, CFA	Amy Y. Zhang, CFA
Executive Vice President and	Senior Vice President and
Portfolio Manager	Portfolio Manager
Since November 2001	Since February 2015

The following replaces the entry under the heading “Management” on page 32 of the Alger Growth Opportunities Fund Prospectus:

Portfolio Manager:

Amy Y. Zhang, CFA

Senior Vice President and

Portfolio Manager

Since February 2015

The following replaces the information under the heading “Management” on page 38 of the Alger Health Sciences Fund Prospectus:

Investment Manager: Fred Alger Management, Inc.

Portfolio Managers:

Dan C. Chung, CFA

Chief Executive Officer,

Chief Investment Officer and

Portfolio Manager

Since October 2005

Teresa McRoberts

Senior Vice President,

Senior Analyst and

Portfolio Manager

Since February 2015

The following replaces the entries for Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund and Alger Health Sciences Fund in the chart under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments” on page 59 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Mid Cap Growth Fund	Ankur Crawford, Ph.D. Alex Goldman Teresa McRoberts Michael Melnyk, CFA Brian Schulz, CFA Christopher R. Walsh, CFA	November 2010 February 2013 February 2015 February 2013 February 2013 February 2013
Alger Small Cap Growth Fund	Jill Greenwald, CFA	November 2001
	Amy Y. Zhang, CFA	February 2015
Alger Growth Opportunities Fund	Amy Y. Zhang, CFA	February 2015
Alger Health Sciences Fund	Dan C. Chung, CFA Teresa McRoberts	October 2005 February 2015

The following paragraphs are added to the descriptions of portfolio managers on page 60 of the Prospectus.

•      Ms. McRoberts has been employed by the Manager since 2015 as a Senior Vice President, Senior Analyst and Portfolio Manager.  Prior to joining the Manager, she was a founder and partner of Bienville Health Science Partners, LP. from September 2013 to January 2015.  Ms. McRoberts was self-employed from November 2009 to September 2013.

•                  Ms. Zhang has been employed by the Manager since 2015 as a Senior Vice President and Portfolio Manager. Prior to joining the Manager, she was a Managing Director and Senior Portfolio Manager at Brown Capital Management, Inc. from 2002 to 2015.

In addition, the description regarding Joel Emery is deleted from the descriptions of portfolio managers on page 59 of the Prospectus. Mr. Emery is no longer employed by the Manager.

S-MPAD21215

THE ALGER FUNDS

Alger Mid Cap Growth Fund

Alger Small Cap Growth Fund

Alger Growth Opportunities Fund

Alger Health Sciences Fund

Supplement dated February 12, 2015 to the

Statement of Additional Information

dated March 1, 2014

As supplemented to date

The following updates the information in the Statement of Additional Information regarding The Alger Funds. This Information is provided as of January 30, 2015.

(1)           A line item regarding other accounts managed by each of Teresa McRoberts and Amy Y. Zhang in the table under “Other Accounts Managed by Portfolio Managers” on page 36 of the Statement of Additional Information is added, as follows:

		Registered Investment	Other Pooled		Other
		Companies	Investment Vehicles		Accounts

Teresa McRoberts	2	$298,228,390	—		—
Amy Y. Zhang	2	$929,728,478	—	1	$18,599,555

(2)           A line item regarding each of Teresa McRoberts’ and Amy Y. Zhang’s ownership of shares in the table under “Securities Owned by the Portfolio Managers” on page 37 of the Statement of Additional Information is added, as follows:

Portfolio Manager	Portfolio	Range
Teresa McRoberts	Mid Cap Growth Health Sciences	A A
Amy Y. Zhang	Small Cap Growth	A
	Growth Opportunities	A

The line item regarding accounts managed by Joel Emery is deleted from the chart under the heading “Other Accounts Managed by Portfolio Managers” on page 36 of the Statement of Additional Information. In addition, the line item regarding Joel Emery’s beneficial interest  is deleted from the chart under the heading “Securities owned by the Portfolio Managers” on page 37 of the Statement of Additional Information.

S-TAFSAI21215